Contract Assets (Liabilities) (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets (Liabilities) [Abstract]
Schedule of Movement in Contract Liabilities

Contract assets consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Revenue recognized to date	21,715,095	29,523,955	22,959,760
Less: Progress billings to date	16,763,104	25,147,005	19,555,958
Contract assets	4,951,991	4,376,950	3,403,802
Contract assets – current	4,618,205	4,287,038	3,333,881
Contract assets – non-current	333,786	89,912	69,921

Schedule of Movement in Contract Liabilities

The movement in contract liabilities is as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Balance at beginning of the year	—	—	—
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	—	—	—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	18,153	14,117
Balance at end of the year	—	18,153	14,117